Consolidated Statement of Financial Position (Parenthetical) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Statement of Financial Position [Abstract]
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	4,011,600	4,011,600	4,011,600
Common Stock, Shares, Outstanding	4,011,600	4,011,600	4,011,600